EQUIPMENT	12 Months Ended
Sep. 30, 2018
Property, plant and equipment [abstract]
EQUIPMENT
5.	EQUIPMENT

	Furniture and fixtures	Computer equipment	Total

Cost
Balance, September 30, 2016, and 2017	$154,318	$43,359	$197,677
Disposals	(154,318)	(43,359)	(197,677)
Balance, September 30, 2018	-	-	-

Accumulated Amortization
Balance, September 30, 2016	$49,594	$20,353	$69,947
Amortization expense	20,945	6,903	27,848
Balance, September 30, 2017	70,539	27,256	97,795
Amortization expense	12,567	3,623	16,190
Disposals	(83,106)	(30,879)	(113,985)
Balance, September 30, 2018	$-	$-	$-

Net Book Value
Balance, September 30, 2017	$83,779	$16,103	$99,882
Balance, September 30, 2018	$-	$-	$-

Amortization expense has been recorded in “general and administrative expenses” in the statement of loss and comprehensive loss (Note 18). In the year ended September 30, 2018, the Company disposed of all equipment for $nil proceeds due to office restructuring and recorded a loss on disposal of $83,692.